Schedule of Investments ─ NYLI Clean Oceans ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Austria — 0.5%
Verbund AG	323	$24,881

Brazil — 0.3%
Engie Brasil Energia SA	1,901	11,976

Canada — 1.1%
Boralex, Inc., Class A	562	10,027
Brookfield Renewable Corp.	847	22,606
Innergex Renewable Energy, Inc.(a)	1,941	9,757
Northland Power, Inc.(a)	834	9,796
Total Canada		52,186

Denmark — 2.9%
AP Moller - Maersk A/S, Class B	26	38,557
Orsted A/S*	888	34,403
Vestas Wind Systems A/S*	4,625	63,748
Total Denmark		136,708

Finland — 1.5%
Stora Enso OYJ, Class R	2,674	29,730
Wartsila OYJ Abp	2,173	41,237
Total Finland		70,967

France — 5.9%
Dassault Systemes SE	3,125	122,798
Legrand SA	1,201	123,452
Neoen SA	290	11,993
Verallia SA	455	14,095
Total France		272,338

Germany — 11.2%
E.ON SE	10,444	123,988
Infineon Technologies AG	4,521	150,653
Nordex SE*	959	11,156
Puma SE	259	8,188
Siemens AG	761	164,114
Symrise AG	626	64,243
Total Germany		522,342

Hong Kong — 0.2%
Pacific Basin Shipping Ltd.	50,894	10,320

Ireland — 1.1%
Kingspan Group PLC	721	50,443

Japan — 5.5%
Azbil Corp.	1,519	11,521
Nippon Yusen K.K.	1,933	60,967
Omron Corp.	800	26,555
Organo Corp.	213	10,660
Sekisui Chemical Co., Ltd.	1,644	27,381
TDK Corp.	8,878	108,273
TOTO Ltd.	451	11,094
Total Japan		256,451

Norway — 0.6%
Leroy Seafood Group ASA	2,597	12,900
TOMRA Systems ASA	860	12,758
Total Norway		25,658

Portugal — 1.0%
EDP SA	14,123	44,573

Singapore — 1.5%
STMicroelectronics NV	3,005	68,178

South Africa — 0.2%
Woolworths Holdings Ltd.	3,478	10,861

South Korea — 0.8%
Samsung SDI Co., Ltd.	258	39,419
	Shares	Value
Common Stocks (continued)

Spain — 3.8%
Acciona SA	97	$10,981
Corp. ACCIONA Energias Renovables SA	565	10,555
EDP Renovaveis SA	1,034	9,712
Iberdrola SA	10,328	146,446
Total Spain		177,694

Sweden — 0.9%
Nibe Industrier AB, B Shares	7,733	31,178
Thule Group AB	385	12,254
Total Sweden		43,432

Switzerland — 3.3%
ABB Ltd.	2,578	141,810
Landis+Gyr Group AG*	167	11,513
Total Switzerland		153,323

Taiwan — 4.1%
Delta Electronics, Inc.	8,333	111,394
United Microelectronics Corp.	54,924	67,463
Voltronic Power Technology Corp.	214	12,456
Total Taiwan		191,313

United Kingdom — 8.0%
Burberry Group PLC	1,060	15,700
Kingfisher PLC	8,267	25,290
National Grid PLC	11,664	142,003
Pennon Group PLC	1,579	11,340
Spirax Group PLC	343	34,500
SSE PLC	5,017	101,705
United Utilities Group PLC	3,155	40,104
Total United Kingdom		370,642

United States — 45.4%
Acuity Brands, Inc.	145	48,197
Advanced Micro Devices, Inc.*	1,073	124,414
American Water Works Co., Inc.	916	114,170
Badger Meter, Inc.	138	29,520
Ball Corp.	1,425	79,373
Bloom Energy Corp., Class A*(a)	909	21,434
Cadence Design Systems, Inc.*	480	142,858
California Water Service Group	236	10,689
Crown Holdings, Inc.	564	49,553
Enphase Energy, Inc.*	611	38,053
Eversource Energy	1,680	96,902
Exelon Corp.	3,720	148,800
First Solar, Inc.*	478	80,075
Ingersoll Rand, Inc.	1,413	132,539
Intel Corp.	6,119	118,892
Microsoft Corp.	348	144,441
NIKE, Inc., Class B	1,868	143,649
O-I Glass, Inc.*	960	11,462
Ormat Technologies, Inc.	148	9,494
Schneider Electric SE	572	145,891
Smurfit WestRock PLC	2,400	127,416
Williams-Sonoma, Inc.	573	121,115
WillScot Mobile Mini Holdings Corp.*	864	32,020
Xylem, Inc.	1,138	141,158
Total United States		2,112,115

Total Common Stocks
(Cost $4,848,321)		4,645,820

Schedule of Investments ─ NYLI Clean Oceans ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(b)(c)
(Cost $9,623)	9,623	$9,623

Total Investments — 100.0%
(Cost $4,857,944)		4,655,443
Other Assets and Liabilities, Net — 0.0%(d)		1,556
Net Assets — 100.0%		$4,656,999

		% of
Industry	Value	Net Assets
Information Technology	$1,396,019	30.0%
Industrials	1,367,072	29.4
Utilities	1,156,902	24.8
Materials	375,872	8.1
Consumer Discretionary	337,056	7.2
Consumer Staples	12,899	0.3
Money Market Funds	9,623	0.2
Total Investments	$4,655,443	100.0%
Other Assets and Liabilities, Net	1,556	0.0 (d)
Total Net Assets	$4,656,999	100.0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $39,293; total market value of collateral held by the Fund was $42,274. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $32,651.
(b)	Reflects the 1-day yield at January 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

Schedule of Investments ─ NYLI Clean Oceans ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$4,645,820	$—	$—	$4,645,820
Short-Term Investment:
Money Market Fund	9,623	—	—	9,623
Total Investments in Securities	$4,655,443	$—	$—	$4,655,443

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2025 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.